Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Share-Based Payment Arrangement [Abstract]
Unvested shares, beginning of period | shares	495,867
Unvested value, beginning of period | $	$ 7,528
Granted, shares | shares	0
Granted, value | $	$ 0
Unvested shares, end of period | shares	495,867
Unvested shares, end of period | $	$ 7,528